Short-Term Bank Borrowings (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2025
Short-Term Bank Borrowings [Member]
Received fund	$ 143,000	¥ 1,000,000	$ 141,000	¥ 1,000,000
Annual interest rate term	1 year	1 year	1 year	1 year
Prime rate plus, percentage	0.15%	0.15%	0.50%	0.50%
Borrower’s debt assets ratio					80.00%
Industrial and Commercial Bank of China [Member]
Short-Term Bank Borrowings [Member]
Operating loan agreement terms			12 months	12 months
Agricultural Bank of China [Member]
Short-Term Bank Borrowings [Member]
Operating loan agreement terms	12 months	12 months